Related Party Transactions (Details) - Schedule of information about other related party transactions - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions (Details) - Schedule of information about other related party transactions [Line Items]
Purchases of various goods and services from entities controlled by key management personnel	[1]	$ 154,364	$ 110,607	$ 142,347
Other transactions with key management personnel		154,364	110,607	142,347
Legal services by key management personnel	[2]	20,000
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Related Party Transactions (Details) - Schedule of information about other related party transactions [Line Items]
Other transactions with key management personnel		42,364	40,607	41,369
Services rendered by Grandlodge Capital Pty Ltd [Member]
Related Party Transactions (Details) - Schedule of information about other related party transactions [Line Items]
Other transactions with key management personnel		$ 112,000	$ 70,000	$ 100,978

[1]	Purchases from entities controlled by key management personnel
[2]	Legal services by key management personnel